Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,232,896.70

Principal:
Principal Collections	$30,803,362.19
Prepayments in Full	$41,479,237.55
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$72,282,599.74
Collections	$77,515,496.44

Purchase Amounts:
Purchase Amounts Related to Principal	$378,704.95
Purchase Amounts Related to Interest	$1,096.24
Sub Total	$379,801.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$77,895,297.63

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$77,895,297.63
Servicing Fee	$1,136,652.71	$1,136,652.71	$0.00	$0.00	$76,758,644.92
Interest - Class A-1 Notes	$30,800.00	$30,800.00	$0.00	$0.00	$76,727,844.92
Interest - Class A-2 Notes	$94,875.00	$94,875.00	$0.00	$0.00	$76,632,969.92
Interest - Class A-3 Notes	$143,568.33	$143,568.33	$0.00	$0.00	$76,489,401.59
Interest - Class A-4 Notes	$52,567.71	$52,567.71	$0.00	$0.00	$76,436,833.88
First Priority Principal Payment	$5,132,325.32	$5,132,325.32	$0.00	$0.00	$71,304,508.56
Interest - Class B Notes	$27,636.00	$27,636.00	$0.00	$0.00	$71,276,872.56
Second Priority Principal Payment	$39,480,000.00	$39,480,000.00	$0.00	$0.00	$31,796,872.56
Interest - Class C Notes	$20,946.33	$20,946.33	$0.00	$0.00	$31,775,926.23
Third Priority Principal Payment	$26,320,000.00	$26,320,000.00	$0.00	$0.00	$5,455,926.23
Interest - Class D Notes	$27,416.67	$27,416.67	$0.00	$0.00	$5,428,509.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$5,428,509.56
Regular Principal Payment	$244,067,674.68	$5,428,509.56	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$77,895,297.63

Principal Payment:
First Priority Principal Payment					$5,132,325.32
Second Priority Principal Payment					$39,480,000.00
Third Priority Principal Payment					$26,320,000.00
Regular Principal Payment					$5,428,509.56
Total					$76,360,834.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$76,360,834.88	$242.42	$30,800.00	$0.10	$76,391,634.88	$242.52
Class A-2 Notes	$0.00	$0.00	$94,875.00	$0.23	$94,875.00	$0.23
Class A-3 Notes	$0.00	$0.00	$143,568.33	$0.34	$143,568.33	$0.34
Class A-4 Notes	$0.00	$0.00	$52,567.71	$0.52	$52,567.71	$0.52
Class B Notes	$0.00	$0.00	$27,636.00	$0.70	$27,636.00	$0.70
Class C Notes	$0.00	$0.00	$20,946.33	$0.80	$20,946.33	$0.80
Class D Notes	$0.00	$0.00	$27,416.67	$1.04	$27,416.67	$1.04
Total	$76,360,834.88	$56.89	$397,810.04	$0.30	$76,758,644.92	$57.19

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$315,000,000.00	1.0000000	$238,639,165.12	0.7575847
Class A-2 Notes	$414,000,000.00	1.0000000	$414,000,000.00	1.0000000
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,342,250,000.00	1.0000000	$1,265,889,165.12	0.9431098

Pool Information
Weighted Average APR	4.391%	4.362%
Weighted Average Remaining Term	55.60	54.67
Number of Receivables Outstanding	60,201	58,028
Pool Balance	$1,363,983,256.78	$1,291,321,396.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,929,563.20	$1,244,997,674.68
Pool Factor	1.0000000	0.9467282

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$19,369,820.95
Yield Supplement Overcollateralization Amount	$46,323,721.76
Targeted Overcollateralization Amount	$58,873,626.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,432,231.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		158	$555.65
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$555.65
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$555.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.57%	349	$7,383,266.43
61-90 Days Delinquent	0.01%	4	$102,912.72
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.58%	353	$7,486,179.15

Repossession Inventory:
Repossessed in the Current Collection Period		2	$48,504.25
Total Repossessed Inventory		2	$48,504.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0005%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0069%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer